Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29374
Entity Registrant Name	EDAP TMS SA
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	Parc d’Activites la Poudrette-Lamartine
Entity Address, Address Line Two	4/6, rue du Dauphiné
Entity Address, Postal Zip Code	69120
Entity Address, City or Town	Vaulx-en-Velin
Entity Address, Country	FR
Title of 12(b) Security	American Depositary Shares
Entity Central Index Key	0001041934
Trading Symbol	EDAP
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding (in shares)	37,392,086
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG S.A.
Auditor Firm ID	1253
Auditor Location	Lyon, France
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Parc d’Activites la Poudrette-Lamartine
Entity Address, Address Line Two	4/6, rue du Dauphiné
Entity Address, Postal Zip Code	69120
Entity Address, City or Town	Vaulx-en-Velin
Entity Address, Country	FR
Contact Personnel Name	Blandine Confort
City Area Code	33
Local Phone Number	4 72 15 31 50
Contact Personnel Email Address	bconfort@edap-tms.com